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[AIM LOGO APPEARS HERE]
--Registered Trademark--

11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919

A I M Advisors, Inc.

December 19, 2002

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Short-Term Investments Co.
         CIK No. 0000914638

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of Short-Term Investments Co. (the "Fund") that the forms of the Fund's Prospectuses and Statements of Additional Information, each dated December 18, 2002, relating to the Institutional Class of the Cash Assets Portfolio; and the Cash Management, Institutional, Personal Investment, Private Investment, Reserve, Resource, and Sweep Classes of each of the Liquid Assets Portfolio and the Prime Portfolio that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 19 to the Fund's Registration Statement on Form N-1A. Post-Effective Amendment No. 19, which is the most recent Amendment to the Fund's Registration Statement, was filed electronically with the Securities and Exchange Commission on December 18, 2002.

Please send me copies of all correspondence with respect to the certificate, or contact me at (713) 214-1604.

Very truly yours,

/s/ John Lively
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John Lively
Counsel